OTHER OPERATING INCOME (EXPENSES), NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other operating income (expenses), net [Abstract]
Results of sundry assets	$ 1,895	$ 1,190	$ 1,270
Provision for legal claims and other matters	7,625
Other operating income	4,136	0	0
Other operating income	13,656	1,190	1,270
Provision for legal claims and other matters		(2,783)	(1,678)
Other operating expense	0	(14,647)	(9,517)
Other operating expense	0	(17,430)	(11,195)
Other operating (expenses) income, net	$ 13,656	$ (16,240)	$ (9,925)